Long-Term Debt (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011	Sep. 30, 2011 3.6% Interest Rate Swaps Due 2014 [Member]	Sep. 30, 2011 3.4% Interest Rate Swaps Due 2014 [Member]	Oct. 31, 2007 2007 Credit Facility [Member]	Nov. 30, 2008 2008 Credit Facility [Member]	Jun. 30, 2011 2011 Credit Facility [Member]	Sep. 30, 2011 2011 Credit Facility [Member]	Sep. 30, 2011 2011 Credit Facility [Member] Maximum [Member]	Sep. 30, 2011 2011 Credit Facility [Member] Minimum [Member]	Sep. 30, 2011 Leverage Ratio [Member]	Sep. 30, 2011 Debt To Capitalization Ratio [Member]	Sep. 30, 2011 Interest Expense Coverage Ratio [Member]
Credit facility capacity				$ 300	$ 280			$ 1,100	$ 750
Incremental commitment							350
Funds available under credit facility							227
2011 Credit Agreement, description	Borrowings under the 2011 Credit Agreement bear interest of the Eurodollar rate plus a margin of 2.50%.
2011 Credit Agreement, commitment fee (per annum)							1.00%
Standby letters of credit							3.4
Various financial covenants										ratio of 4.0 to 1.0	ratio of 0.5 to 1.0	ratio of 3.0 to 1.0
Minimum collateral percentage	150.00%
Number of interest rate swap agreements	4
Notional interest rate swap agreements	50.0
Interest rate fixed as result of interest rate swap hedges		3.60%	3.40%
Additional funds borrowed						$ 0